RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of Directors and Other Key Management Personnel
Compensation of executive leadership team

	Year ended December 31,
	2022	2021
Salary, wages and benefits	$3,410	$1,597
Share-based payments	1,772	1,198
Total compensation of executive leadership team	$5,182	$2,795
Compensation of directors

	Year ended December 31,
	2022	2021
Fees earned and other remuneration	$163	$242
Share-based payments	570	423
Total compensation of directors	$733	$665